Commitments and contingencies (Details) (USD $)	Dec. 31, 2013
Other Commitments [Line Items]
2014	$ 137,208,540
2015	192,171,017
2016	42,336
Vessels Under Construction [Member]
Other Commitments [Line Items]
2014	120,592,620
2015	192,069,410
2016	0
Vessels (Acquired) Deliveries [Member]
Other Commitments [Line Items]
2014	16,480,000
2015	0
2016	0
Loan Commitment Fees [Member]
Other Commitments [Line Items]
2014	34,313
2015	0
2016	0
Office Space [Member]
Other Commitments [Line Items]
2014	101,607
2015	101,607
2016	$ 42,336